Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholder's Equity (Deficit) - USD ($) $ in Thousands		Total	Preferred Stock Series A	Preferred Stock Series A-1	Preferred Stock Series B	Preferred Stock Series B-1	Common Stock		Additional Paid-in Capital	Accumulated Deficit
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	[1]		$ 9,569	$ 14,083	$ 18,854	$ 4,682
Beginning balance (in shares) at Dec. 31, 2019	[1]		26,157,622	20,238,201	12,366,306	3,047,183
Ending balance at Dec. 31, 2020	[1]		$ 9,569	$ 14,083	$ 18,854	$ 4,682
Ending balance (in shares) at Dec. 31, 2020	[1]		26,157,622	20,238,201	12,366,306	3,047,183
Beginning balance at Dec. 31, 2019		$ (58,902)					$ 2	[1]	$ 2,293	$ (61,197)
Beginning balance (in shares) at Dec. 31, 2019	[1]						21,700,713
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock warrants in connect with debt amendment and new debt issuance		226							226
Issuance of common stock upon exercise of stock options		$ 118							118
Issuance of common stock upon exercise of stock options (in Shares)		417,866					417,906	[1]
Stock-based compensation		$ 1,070							1,070
Net loss		(10,521)								(10,521)
Ending balance at Dec. 31, 2020		(68,009)					$ 2	[1]	3,707	(71,718)
Ending balance (in shares) at Dec. 31, 2020	[1]						22,118,619
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	[1]		$ 9,569	$ 14,083	$ 18,854	$ 4,682
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization	[1]		$ (9,569)	$ (14,083)	$ (18,854)	$ (4,682)
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)	[1]		(26,157,622)	(20,238,201)	(12,366,306)	(3,047,183)
Ending balance at Dec. 31, 2021	[1]		$ 0	$ 0	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2021	[1]		0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization		47,188					$ 6	[1]	47,182
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)	[1]						61,809,312
Conversion of convertible promissory notes to common stock in connection with the reverse recapitalization (Note 3)		7,122					$ 1	[1]	7,121
Conversion of convertible promissory notes to common stock in connection with the reverse recapitalization (in Shares)	[1]						4,633,507
Beneficial conversion feature of convertible promissory notes in connection with the reverse recapitalization		26,061							26,061
Conversion of preferred stock warrants and common stock warrants in connection with the reverse recapitalization		8,571							8,571
Conversion of preferred stock warrants and common stock warrants in connection with the reverse recapitalization (in shares)	[1]						1,771,231
Reverse recapitalization transaction, net of fees		101,261					$ 2	[1]	101,259
Reverse recapitalization transaction, net of fees (in Shares)	[1]						21,959,227
Issuance of common stock upon exercise of stock options		$ 442							442
Issuance of common stock upon exercise of stock options (in Shares)		704,672					704,672	[1]
Stock-based compensation		$ 4,259							4,259
Net loss		(71,704)								(71,704)
Ending balance at Dec. 31, 2021		$ 55,191					$ 11	[1]	$ 198,602	$ (143,422)
Ending balance (in shares) at Dec. 31, 2021	[1]						112,996,568
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	[1]		$ 0	$ 0	$ 0	$ 0

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (see Note 3), have been retrospectively adjusted as shares reflecting the exchange ratio of approximately 2.053 established in the Merger (see Note 3)